COLUMBIA STRATEGIC INVESTOR FUND, INC.
                                  (THE "FUND")


                      SUPPLEMENT TO THE CLASS Z PROSPECTUS


The "Principal Investment Strategies" section of the prospectus has been amended by adding the following sentence to the end of the first paragraph:

"The Fund devotes more attention to the growth and earnings of companies than is normally associated with a fund using a strict value approach."








181-36/959P-1003                                                October 13, 2003